Unaudited Condensed Consolidated Interim Statements of Comprehensive Income/(Loss) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Profit for the period	€ 48.5	€ 57.1	€ 77.4	€ 89.8
Other comprehensive income/(loss):
Actuarial (gains)/losses on defined benefit pension plans	(4.5)	(4.3)	(3.2)	4.1
Taxation credit/(charge) on remeasurement of defined benefit pension plans	0.9	1.2	1.5	(1.1)
Items not reclassified to the Statement of Profit or Loss	(3.6)	(3.1)	(1.7)	3.0
Exchange differences on translation of foreign operations	1.5	(21.8)	2.3	(23.8)
Cash flow hedges	(9.4)	(20.6)	4.5	(30.9)
Taxation credit/(charge) relating to components of other comprehensive income	1.0	5.8	(4.0)	9.3
Items that may be subsequently reclassified to the Statement of Profit or Loss	(6.9)	(36.6)	2.8	(45.4)
Other comprehensive (loss)/income for the period, net of tax	(10.5)	(39.7)	1.1	(42.4)
Total comprehensive income for the period	€ 38.0	€ 17.4	€ 78.5	€ 47.4